Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies [Abstract]
Schedule of Class A Common Stock Reflected in the Condensed Balance Sheets

At June 30, 2023 and December 31, 2022, the Class A common stock reflected in the condensed balance sheets are reconciled in the following table:

Common stock subject to redemption at IPO	$172,500,000
Less:
Proceeds allocated to public warrants	(5,323,017)
Class A common stock issuance cost	(9,435,678)
Add:
Remeasurement of carrying value to redemption value	20,053,421
Class A common stock subject to possible redemption, December 31, 2022	177,794,726
Add:
Remeasurement of carrying value to redemption value	1,454,948
Class A common stock subject to possible redemption, March 31, 2023	179,249,674
Add:
Remeasurement of carrying value to redemption value	488,729
Less:
Redemptions	(165,137,380)
Class A common stock subject to possible redemption, June 30, 2023	$14,601,023

At December 31, 2022, the Class A common stock reflected in the balance sheets are reconciled in the following table:
Common stock subject to redemption at IPO	$172,500,000
Less:
Proceeds allocated to public warrants	(5,323,017)
Class A common stock issuance cost	(9,435,678)
Add:
Remeasurement of carrying value to redemption value	20,053,421
Class A common stock subject to possible redemption	$177,794,726

Schedule of Basic and Diluted Net Loss Per Common Stock

The following table reflects the calculation of basic and diluted net (loss) income per common stock (in dollars, except per share amounts):

	For the Three Months Ended June 30,
	2023		2022
	Class A	Class B	Class A	Class B
Basic and diluted net (loss) income per share of common stock
Numerator:
Allocation of net (loss) income, as adjusted	$(14,161)	$(19,556)	$525,329	$131,332
Denominator:
Basic and diluted weighted average stock outstanding	3,096,262	4,312,500	17,250,000	4,312,500
Basic and diluted net (loss) income per share of common stock	$(0.00)	$(0.00)	$0.03	$0.03
	For the Six Months Ended June 30,
	2023		2022
	Class A	Class B	Class A	Class B
Basic and diluted net income per share of common stock
Numerator:
Allocation of net income, as adjusted	$759,659	$325,568	$2,515,907	$668,786
Denominator:
Basic and diluted weighted average stock outstanding	10,134,032	4,312,500	16,011,050	4,312,500
Basic and diluted net income per share of common stock	$0.08	$0.08	$0.16	$0.16

The following table reflects the calculation of basic and diluted net loss per common stock (in dollars, except per share amounts):
	For the Year Ended December 31, 2022		For the Period from January 4, 2021 (Inception) Through December 31, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per share of common stock
Numerator:
Allocation of net income (loss), as adjusted	$3,865,402	$1,027,512	$—	$(3,758)
Denominator:
Basic and diluted weighted average stock outstanding	16,635,616	4,312,500	—	3,750,000

Basic and diluted net income (loss) per share of common stock	$0.23	$0.24	$—	$—